Related Party Transactions (Details) (Owner [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Owner [Member]
Related Party Transaction [Line Items]
Issuance date	May 01, 2012
Common stock issued to related party exchange for a note receivable, shares	87,009
Note receivable	$ 198,822
Maturity date	May 01, 2018
Variable interest rate	1.00%	1.00%
Interest income	$ 2,028	$ 2,000